CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Current assets:
Cash and cash equivalents	$ 23,816	$ 41,333
Accounts receivable	820	901
Prepaid expenses and other current assets	1,868	2,445
Note receivable from Kantaro	75	75
Receivable from affiliates	22	0
Total current assets	26,601	44,754
Property and equipment, net	2,295	2,558
Right of use asset	213	0
Investment in VericiDx	1,487	2,744
Investment in Kantaro	0	9
Other Assets	64	0
Total assets	30,660	50,065
Current liabilities:
Accounts payable	2,208	1,376
Accounts payable-related party	1,940	1,083
Accrued expenses and other current liabilities	4,489	3,060
Accrued expenses—related party	931	1,496
Deferred revenue	0	46
Current lease liability	129	0
Convertible notes-current	4,590	4,660
Payable to affiliate—current	0	55
Total current liabilities	14,287	11,776
Convertible notes-noncurrent	7,388	7,682
Noncurrent lease liability	100	0
Total liabilities	21,775	19,458
Commitments and contingencies (Note 10)
Shareholders' equity:
Ordinary shares, 0.0025 par value per share: 79,869,543 shares authorized; 79,869,543 and 74,760,432 shares issued and outstanding at December 31, 2022 and June 30, 2022, respectively	229	228
Additional paid-in capital	165,708	164,012
Accumulated other comprehensive loss	(1,937)	(915)
Accumulated deficit	(155,115)	(132,718)
Total shareholders' equity	8,885	30,607
Total liabilities and shareholders' equity	$ 30,660	$ 50,065